Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Nov. 01, 2018	Oct. 31, 2018	Jan. 31, 2018	Oct. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 80,650		$ 79,955	$ 73,324
Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 52,208			$ 45,764
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			(70)		$ (637)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			$ (70)		$ (558)
IFRS 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		$ (70)